Income Tax - Schedule of Temporary Differences for Deferred Income Tax Assets (Details) - CAD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021
Major components of tax expense (income) [abstract]
Non-capital loss carry-forward	$ 3,995	$ 6,798
Financing costs	2,927	1,025
Unrecognized deferred income tax assets	$ 6,922	$ 7,823